Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Schedule of property, plant and equipment

						Other tangible
		E&P wells,		E&P exploration	E&P tangible	assets in
	Land and	plant and	Other plant	assets and	assets in	progress and
(€ million)	buildings	machinery	and machinery	appraisal	progress	advances	Total
2021
Net carrying amount - beginning of the year	1,128	39,648	3,299	1,341	7,118	1,409	53,943
Additions	18	8	277	380	3,413	854	4,950
Depreciation capitalized				28	90		118
Depreciation (*)	(49)	(5,421)	(496)				(5,966)
Reversals		1,080	118		337		1,535
Impairment	(101)	(90)	(768)		(85)	(582)	(1,626)
Write-off	(1)		(2)	(331)	(18)		(352)
Currency translation differences	2	2,956	66	106	546	12	3,688
Initial recognition and changes in estimates		200		(9)	4		195
Changes in the scope of consolidation	22		1,001	(199)	(1,119)	43	(252)
Transfers	50	3,841	409	(44)	(3,797)	(459)
Other changes	2	120	(54)	(28)	56	(30)	66
Net carrying amount - end of the year	1,071	42,342	3,850	1,244	6,545	1,247	56,299
Gross carrying amount - end of the year	4,175	149,117	30,618	1,244	10,485	3,107	198,746
Provisions for depreciation and impairments	3,104	106,775	26,768		3,940	1,860	142,447
2020
Net carrying amount - beginning of the year	1,218	46,492	3,632	1,563	7,412	1,875	62,192
Additions	12	6	229	265	3,127	768	4,407
Depreciation capitalized				4	100		104
Depreciation (*)	(55)	(5,642)	(508)				(6,205)
Reversals	13	183	342		98	12	648
Impairment	(82)	(1,551)	(972)		(567)	(582)	(3,754)
Write-off			(1)	(296)	(7)	(1)	(305)
Currency translation differences	(2)	(3,325)	(75)	(119)	(605)	(14)	(4,140)
Initial recognition and changes in estimates		870		(9)	94		955
Transfers	39	2,677	755	(47)	(2,630)	(794)
Other changes	(15)	(62)	(103)	(20)	96	145	41
Net carrying amount - end of the year	1,128	39,648	3,299	1,341	7,118	1,409	53,943
Gross carrying amount - end of the year	4,082	136,468	28,839	1,341	11,169	2,742	184,641
Provisions for depreciation and impairments	2,954	96,820	25,540		4,051	1,333	130,698

(*)Before capitalization of depreciation of tangible assets

Schedule of depreciation rates

The main depreciation rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Buildings	2 – 10
Mineral exploration wells and plants	UOP
Refining and chemical plants	3 – 17
Gas pipelines and compression stations	4 – 12
Power plants	3 – 5
Other plant and machinery	6 – 12
Industrial and commercial equipment	5 – 25
Other assets	10 – 20

Schedule of stratification of the suspended wells pending final determination of proved reserves aging

(€ million)	2021	2020	2019
Costs for exploratory wells suspended - beginning of the year	1,268	1,246	1,101
Increases for which is ongoing the determination of proved reserves	288	408	368
Amounts previously capitalized and expensed in the year	(286)	(226)	(183)
Reclassification to successful exploratory wells following the estimation of proved reserves	(43)	(48)	(46)
Disposals	(3)		(15)
Changes in the scope of consolidation	(199)
Currency translation differences	100	(112)	21
Other changes	(24)
Costs for exploratory wells suspended - end of the year	1,101	1,268	1,246

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2021		2020		2019
		(number of		(number of		(number of
		wells in Eni’s		wells in Eni’s		wells in Eni’s
	(€ million)	interest)	(€ million)	interest)	(€ million)	interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	175	4.0	157	6.7	185	7.7
- between 1 and 3 years	269	12.2	250	11.0	171	6.4
- beyond 3 years	657	19.7	861	19.3	890	26.4
	1,101	35.9	1,268	37.0	1,246	40.5
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	175	4.0	157	6.7	185	7.7
- fields for which the delineation campaign is in progress	567	17.9	631	14.9	556	11.3
- fields including commercial discoveries that proceeds to sanctioning	359	14.0	480	15.4	505	21.5
	1,101	35.9	1,268	37.0	1,246	40.5

Schedule of unproved mineral interests

Unproved mineral interests, comprised in assets in progress of the Exploration & Production segment, include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties. Unproved mineral interests were as follows:

							United Arab
(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	Emirates	Total
2021
Carrying amount - beginning of the year	203	860		114	100	18	468	1,763
Additions				3	6			9
Net (impairments) reversals	(1)		3	35		(2)		35
Reclassification to Proved Mineral Interest		(48)		(92)		(1)		(141)
Currency translation differences	16	80		8	8	1	40	153
Carrying amount - end of the year	218	892	3	68	114	16	508	1,819
2020
Carrying amount - beginning of the year	253	939	139	162	115	19	535	2,162
Additions					55	2		57
Net (impairments) reversals	(25)		(134)	(37)				(196)
Reclassification to Proved Mineral Interest			(2)		(61)	(2)	(25)	(90)
Currency translation differences	(25)	(79)	(3)	(11)	(9)	(1)	(42)	(170)
Carrying amount - end of the year	203	860		114	100	18	468	1,763